Consolidated Statement of Changes in Equity ₨ in Thousands, $ in Thousands		Ordinary shares [member] Issued capital [member] INR (₨)	Ordinary shares [member] Share premium [member] INR (₨)	Treasury shares [member] INR (₨)	Retained earnings [member] INR (₨)	Non-controlling interest reserve [member] INR (₨)		Capital reserve [member] INR (₨)	Reserve of change in value of foreign currency basis spreads [member] INR (₨)	Equity attributable to owners of parent [member] INR (₨)	Non-controlling interests [member] INR (₨)	USD ($)	INR (₨)
Balance at Mar. 31, 2023		₨ 850	₨ 20,388,799	₨ (11,219)	₨ (19,921,095)		[1]	₨ 281,394	₨ (31,034)	₨ 707,695	₨ 11,624		₨ 719,319
(Loss)/ Profit for the year					(350,943)					(350,943)	(15,562)		(366,505)
Other comprehensive income/(loss)
Foreign currency translation differences loss									(15,027)	(15,027)			(15,027)
Remeasurement loss on defined benefit plan					(3,886)					(3,886)	(2,120)		(6,006)	[2]
Total other comprehensive (loss)/ income					(3,886)		[1]		(15,027)	(18,913)	(2,120)		(21,033)
Total comprehensive loss/ (income)					(354,829)		[1]		(15,027)	(369,856)	(17,682)		(387,538)
Transactions with owners, recorded directly in equity contributions by owners
Share based payments					9,301			219,985		229,286			229,286
Exercise of options		7	122,679					(122,686)
Own shares repurchase				(210,933)						(210,933)			(210,933)
Change in non-controlling interest	[3]					5,032,282	[1]			5,032,282	2,377,857		7,410,139
Total contribution by owners		7	122,679	(210,933)	9,301	5,032,282	[1]	97,299		5,050,635	2,377,857		7,428,492
Balance at Mar. 31, 2024		857	20,511,478	(222,152)	(20,266,623)	5,032,282	[1],[4]	378,693	(46,061)	5,388,473	2,371,799		7,760,272
Balance at Mar. 31, 2024		857	20,511,478	(222,152)	(20,266,623)	5,032,282	[1],[4]	378,693	(46,061)	5,388,473	2,371,799		7,760,272
(Loss)/ Profit for the year					(106,925)		[4]			(106,925)	130,426		23,501
Other comprehensive income/(loss)
Foreign currency translation differences loss									202,414	202,414			202,414
Remeasurement loss on defined benefit plan					(1,977)					(1,977)	(1,084)		(3,061)	[2]
Total other comprehensive (loss)/ income					(1,977)		[4]		202,414	200,437	(1,084)		199,353
Total comprehensive loss/ (income)					(108,902)				202,414	93,512	129,342		222,854
Transactions with owners, recorded directly in equity contributions by owners
Share based payments					975			123,811		124,786			124,786
Exercise of options		6	90,266					(90,272)
Own shares repurchase				(196,403)			[4]			(196,403)			(196,403)
Total contribution by owners		6	83,590	(196,403)	975			33,539		(78,293)			(78,293)
Vested PSUs net settled for employee’s tax obligation (Refer note 30.2)			(6,676)							(6,676)			(6,676)
Balance at Mar. 31, 2025		863	20,595,068	(418,555)	(20,374,550)	5,032,282	[4],[5]	412,232	156,353	5,403,693	2,501,141		7,904,834
(Loss)/ Profit for the year					(232,989)		[5]			(232,989)	166,971	$ (705)	(66,018)
Other comprehensive income/(loss)
Foreign currency translation differences loss							[5]		(239,038)	(239,038)		(2,547)	(239,038)
Remeasurement loss on defined benefit plan					(2,312)		[5]			(2,312)	(1,378)	(38)	(3,690)	[2]
Total other comprehensive (loss)/ income					(2,312)		[5]		(239,038)	(241,350)	(1,378)	(2,585)	(242,728)
Total comprehensive loss/ (income)					(235,302)		[5]		(239,038)	(474,340)	165,594	(3,290)	(308,746)
Transactions with owners, recorded directly in equity contributions by owners
Share based payments							[5]	277,648		277,648			277,648
Exercise of options		16	254,490				[5]	(254,506)
Change in non-controlling interest						308,817	[5]			308,817	146,297		455,114
Total contribution by owners		16	254,490			308,817	[5]	(41,253)		522,070	146,297		668,367
Vested PSUs net settled for employee’s tax obligation (Refer note 30.2)			(64,395)				[5]						(64,395)
Transfer on account of cancellation of shares			64,395				[5]	(64,395)
Balance at Mar. 31, 2026		₨ 879	₨ 20,849,558	₨ (418,555)	₨ (20,609,851)	₨ 5,341,099	[5]	₨ 370,979	₨ (82,685)	₨ 5,451,424	₨ 2,813,032	$ 88,079	₨ 8,264,455

[1]	Non-controlling interest reserve represents difference between the fair value of consideration paid or received and changes in the carrying amount of non-controlling interest arising on changes in proportion of equity held by the non-controlling interest in subsidiary, without loss of control.
[2]	Refer to Note 31 for the movement during the year.
[3]	Pursuant to Indian IPO Yatra India (“Indian subsidiary”), non-controlling interest share has increased from 1.41% to 35.54% (Refer note 6).
[4]	Non- controlling interest reserve represents difference between the fair value of consideration paid or received and changes in the carrying amount of non- controlling interest arising on changes in proportion of equity held by the non- controlling interest in subsidiary, without loss of control.
[5]	includes adjustment for ancillary borrowing cost, unrealized / realized foreign exchange gain / loss.